CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Current asset:
Cash and cash equivalents	$ 5,805		$ 5,453
Restricted cash	1,132		1,193
Accounts receivable, net	1,386		2,864
Prepayments and other current assets	271		246
Contract assets	135		66
Inventories	500		723
Total current assets	9,229		10,545
Non-current assets:
Property, plant and equipment, net	159		168
Investments in affiliates	9,947		9,856
Goodwill	1,071		1,071
Operating lease right-of-use assets, net	101		233
Deferred tax assets	62		103
Restricted cash	139		144
TOTAL ASSETS	20,708		22,120
Current liabilities:
Bank borrowings	0		154
Accounts payable	2,279		3,456
Contract liabilities	593		650
Other payables and accrued expenses	1,050		1,124
Current portion of long-term operating lease liabilities	83		170
Income tax payable	0		42
Total current liabilities	4,005		5,596
Non-current liabilities:
Long-term operating lease liabilities, net of current portion	9		44
TOTAL LIABILITIES	4,014		5,640
Commitments and contingencies	0		0
SHAREHOLDERS' EQUITY
Ordinary share, 20,000,000 shares authorized and no par value; 7,899,832 and 7,899,832 issued and outstanding as of December 31, 2024 and 2023	123		123
Additional paid-in capital	9,774		9,762
Treasury stock, 183,533 and 178,400 shares at cost, as of December 31, 2024 and 2023, respectively	(807)		(800)
PRC statutory reserve	345		342
Accumulated other comprehensive loss	713		733
Retained earnings	5,595		5,481
Total shareholders' equity attributable to Euro Tech Holdings Company Limited	15,743		15,641
Noncontrolling interests	951		839
Shareholders' equity	16,694		16,480
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	20,708		22,120
Long-term investments	$ 5,540		5,540
ZHEJIANG TIANLAN
Current asset:
Accounts receivable, net | ¥		¥ 135,056		¥ 128,235
Prepayments and other current assets | ¥		30,788		23,741
Contract assets | ¥		66,644		72,880
Total current assets | ¥		364,219		365,313
Non-current assets:
Property, plant and equipment, net | ¥		57,738		63,505
Operating lease right-of-use assets, net | ¥		2,389		0
Deferred tax assets | ¥		8,848		5,939
TOTAL ASSETS | ¥		440,472		442,419
Current liabilities:
Accounts payable | ¥		106,785		107,211
Other payables and accrued expenses | ¥		22,371		23,720
Current portion of long-term operating lease liabilities | ¥		563
Total current liabilities | ¥		176,086		185,011
Non-current liabilities:
Long-term operating lease liabilities, net of current portion		1,542	$ 0
TOTAL LIABILITIES | ¥		181,830		186,424
SHAREHOLDERS' EQUITY
Retained earnings | ¥		106,049		105,766
Total shareholders' equity attributable to Euro Tech Holdings Company Limited | ¥		251,479		249,510
Noncontrolling interests | ¥		7,163		6,485
Shareholders' equity | ¥		258,642		255,995
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY | ¥		440,472		442,419
Cash | ¥		73,731		135,988
Inventories | ¥		4,708		4,469
Short-term investments | ¥		53,292		0
Intangible assets, net | ¥		1,528		1,763
Land use right, net | ¥		4,550		4,699
Long-term investments | ¥		1,200		1,200
Total non-current assets | ¥		76,253		77,106
Bank borrowings | ¥		6,006		6,509
Contract liabilities | ¥		35,367		43,452
Other taxes payable | ¥		4,994		4,119
Deferred government grant | ¥		4,202		1,413
Total non-current liabilities | ¥		5,744		1,413
Share capital 82,572,000 no par value shares authorized, issued and outstanding, as of December 31, 2023 and 2022, respectively | ¥		82,572		82,572
Capital reserve | ¥		35,761		35,761
PRC statutory reserve | ¥		¥ 27,097		¥ 25,411